FEDERATED INSURANCE SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 12, 2009

EDGAR Operations Branch
Office of Insurance Products
100 F Street, N.E.
Washington, DC  20549-4720

RE:         FEDERATED INSURANCE SERIES (the “Trust”)
Federated Capital Income Fund II (the “Portfolio”)

   1933 Act File No. 33-69268

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Portfolio.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Portfolio under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Federated Equity Income Fund II, a portfolio of Federated Insurance Series, will transfer substantially all of its assets to the Portfolio in exchange for shares of the Portfolio.

 In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff’s view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would appreciate receiving any comments you may have by November 30, 2009. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-7420.

Very truly yours,

/s/ Sheryl L. McCall
Sheryl L. McCall
Paralegal

Enclosures